Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2028	May 31, 2033	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Nov. 30, 2020	May 31, 2020	Nov. 30, 2019	May 31, 2019	Nov. 30, 2018	May 31, 2018	Nov. 30, 2017	May 31, 2017	Nov. 30, 2016	May 31, 2016	Nov. 30, 2015	May 31, 2015	Nov. 30, 2014
Tarkio Fund
Account Value [Line Items]
Account Value	$ 24,841			$ 20,830	$ 19,861	$ 18,936	$ 21,977	$ 25,305	$ 26,461	$ 19,439	$ 13,732	$ 16,353	$ 14,254	$ 14,960	$ 15,726	$ 16,441	$ 14,270	$ 12,733	$ 10,805	$ 10,242	$ 11,304	$ 10,636
Average Annual Return, Percent	25.07%	11.75%	9.53%
S&P 500 Index
Account Value [Line Items]
Account Value	$ 33,008			$ 28,369	$ 25,750	$ 24,920	$ 25,019	$ 27,451	$ 25,098	$ 21,463	$ 17,889	$ 18,273	$ 15,854	$ 15,739	$ 15,277	$ 14,811	$ 13,357	$ 12,055	$ 11,371	$ 11,157	$ 11,181	$ 10,858
Average Annual Return, Percent	28.19%	15.79%	12.68%